Stock-Based Compensation and Employee Stock Purchase Program - Weighted-Average Fair Value Assumption of Stock Option Awards (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)					7 years 21 days	6 years 4 months 24 days
Expected volatility					124.00%	122.00%
Risk-free interest rate					3.61%	2.61%
Dividend yield					0.00%	0.00%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	8 years 14 days	0 years	8 years 14 days	7 years 21 days
Expected volatility	101.31%	0.00%	101.31%	124.00%
Risk-free interest rate	3.77%	0.00%	3.77%	3.61%
Dividend yield	0.00%	0.00%	0.00%	0.00%